Income Taxes - Summary of Income Tax Expense (Benefit) Recognized (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Current income tax expense		8,457,613	7,860,663
Deferred income tax expense (benefit)	840,684	5,216,108	(9,517,476)	(6,903,561)
Income tax expense (benefit)	$ 2,203,804	13,673,721	(1,656,813)	(6,903,561)